DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		6 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Cash		$ 9,607		$ 724,410
Working capital		789,028
Proceeds from sale of Private Placements Warrants		0	$ 4,120,000	4,120,000
Transaction Costs		1,529,462		1,529,462
Underwriting fees		1,000,000		1,000,000
Other offering costs		$ 529,462		529,462
Payments for investment of cash in Trust Account			$ 116,150,000	$ 116,150,000
Condition for future business combination use of proceeds percentage		80		80
Condition for future business combination threshold Percentage Ownership		50		50
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent		15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Redemption period upon closure		10 days		10 days
Maximum Allowed Dissolution Expenses		$ 100,000		$ 100,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of 11,500,000 Units, Units, net of underwriting discounts, offering costs related to Class A common stock and initial fair value of Public Warrants (in shares) | shares	11,500,000
Purchase price, per unit | $ / shares	$ 10.10	$ 10.10		$ 10.10
Gross proceeds from sale of units	$ 115,000,000
Payments for investment of cash in Trust Account	$ 116,150,000
Investments maximum maturity term	185 days
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	4,120,000
Price of warrant | $ / shares	$ 1.00	$ 1.00		$ 1.00
Proceeds from sale of Private Placements Warrants	$ 4,120,000	$ 4,120,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of 11,500,000 Units, Units, net of underwriting discounts, offering costs related to Class A common stock and initial fair value of Public Warrants (in shares) | shares	1,500,000
Purchase price, per unit | $ / shares	$ 10.00